Shareholder Fees - FidelityValueDiscoveryFund-RetailPRO	Sep. 28, 2024 USD ($)
FidelityValueDiscoveryFund-RetailPRO | Fidelity Value Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none